UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-01716

AB CAP FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: July 31, 2017

Date of reporting period: April 30, 2017

ITEM 1.	SCHEDULE OF INVESTMENTS.

AB Multi-Manager Select Retirement Allocation Fund

Portfolio of Investments

April 30, 2017 (unaudited)

Company	Shares	U.S. $ Value
INVESTMENT COMPANIES - 99.1%
Funds and Investment Trusts - 99.1% (a)
AB All Market Real Return Portfolio-Class Z	29,787	$249,015
AB Bond Inflation Strategy Portfolio-Class Z	56,321	608,825
AB Concentrated Growth Portfolio-Class Z (b)	3,242	103,260
AB Global Bond Fund, Inc.-Class Z	23,592	199,118
AB Global Real Estate Investment Fund II-Class I	32,775	348,731
AB High Income Fund, Inc.-Class Z	28,432	253,902
AB Intermediate Bond Portfolio-Class Z	73,289	812,773
AB Relative Value Fund-Class Z	69,667	406,857
AB Unconstrained Bond Fund, Inc.-Class Z	34,501	300,156
AQR International Defensive Style Fund-Class R6	24,810	303,422
AQR Large Cap Defensive Style Fund-Class R6	23,449	403,558
AQR Long-Short Equity Fund-Class R6	14,856	203,682
AQR Risk-Balanced Commodities Fund-Class R6	23,435	146,705
AQR Style Premia Alternative Fund-Class R6	14,721	147,356
Franklin Growth Fund-Class R6	1,212	102,317
Franklin Low Duration Total Return Fund-Class R6	112,317	1,114,188
iShares Russell 2000 ETF	493	68,557
Metropolitan West Total Return Bond Fund	70,973	709,728
MFS Institutional International Equity Fund	2,983	67,865
MFS Value Fund-Class R5	2,622	99,008
T. Rowe Price Dividend Growth Fund, Inc.	7,785	307,906
T. Rowe Price Emerging Markets Stock Fund	2,815	103,690
T. Rowe Price Inflation Protected Bond Fund, Inc.	51,106	609,694
T. Rowe Price Institutional Long Duration Credit Fund	29,470	305,305
T. Rowe Price International Funds-International Discovery Fund	1,667	101,678
T. Rowe Price Small-Cap Value Fund, Inc.-Class I	2,150	99,549
Templeton Global Bond Fund-Class R6	12,020	148,086
Vanguard FTSE Developed Markets ETF	8,539	343,012
Vanguard FTSE Emerging Markets ETF	2,480	100,043
Vanguard Short-Term Bond ETF	8,490	678,691
Vanguard Total Bond Market ETF	5,853	477,312
WisdomTree Europe Hedged Equity Fund	2,339	151,661

Total Investment Companies (cost $9,768,601)		10,075,650

SHORT-TERM INVESTMENTS - 0.5%
Investment Companies - 0.5%
AB Fixed Income Shares, Inc.-Government Money Market Portfolio-Class AB, 0.57% (a)(c) (cost $50,050)	50,050	50,050

Total Investments - 99.6% (cost $9,818,651) (d)		10,125,700
Other assets less liabilities - 0.4%		40,686

Net Assets - 100.0%		$10,166,386

(a)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.
(b)	Non-income producing security.
(c)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(d)	As of April 30, 2017, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $326,016 and gross unrealized depreciation of investments was $(18,967), resulting in net unrealized appreciation of $307,049.

Glossary:

ETF	-	Exchange Traded Fund
FTSE	-	Financial Times Stock Exchange

AB Multi-Manager Select Retirement Allocation Fund

April 30, 2017 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of April 30, 2017:

Investments in Underlying Portfolios:	Level 1	Level 2			Level 3			Total
Assets:
Investment Companies	$10,075,650	$	– 0	–	$	– 0	–	$10,075,650
Short-Term Investments	50,050		– 0	–		– 0	–	50,050

Total (a)	$10,125,700	$	– 0	–	$	– 0	–	$10,125,700

(a)	There were no transfers between any levels during the reporting period.

The Fund recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Fund. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) Fund managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

A Summary of the Fund’s transactions of investments in affiliated issuers for the quarter ended April 30, 2017 is as follows:

										Distributions
Affiliated Issuer	Market Value 10/31/16 (000)	Purchases at Cost (000)		Sales Proceeds (000)	Realized Gain (Loss) (000)		Change in Unrealized Appr./(Depr.) (000)		Market Value 4/30/17 (000)	Income (000)		Realized Gains (000)
AB All Market Real Return Portfolio-Class Z	$287	$43		$84	$6		$(3)		$249	$7		$	– 0	–
AB Bond Inflation Strategy Portfolio-Class Z	576	83		49	2		(3)		609	10			– 0	–
AB Concentrated Growth Portfolio-Class Z	101	– 0	–*	11	– 0	–*	13		103	– 0	–		– 0	–*
AB Fixed Income Shares, Inc.- Government STIF Portfolio	101	1,979		2,030	– 0	–	– 0	–*	50	– 0	–*		– 0	–
AB Global Bond Fund, Inc.- Class Z	191	21		9	– 0	–*	(4)		199	5			– 0	–
AB Global Real Estate Investment Fund II-Class I	392	86		98	– 0	–*	(31)		349	13			– 0	–
AB High Income Fund, Inc.- Class Z	219	75		49	2		7		254	11			– 0	–
AB Intermediate Bond Portfolio-Class Z	771	132		72	1		(19)		813	17			– 0	–*
AB Relative Value Fund-Class Z	381	54		45	1		16		407	11			14
AB Unconstrained Bond Fund, Inc.- Class Z	288	35		30	– 0	–*	7		300	9			– 0	–

*	Amount less than $500.

AB Multi-Manager Select 2010 Fund

Portfolio of Investments

April 30, 2017 (unaudited)

Company	Shares	U.S. $ Value
INVESTMENT COMPANIES - 100.0%
Funds and Investment Trusts - 100.0% (a)
AB All Market Real Return Portfolio-Class Z	46,407	$387,967
AB Bond Inflation Strategy Portfolio-Class Z	96,559	1,043,799
AB Global Bond Fund, Inc.-Class Z	61,866	522,151
AB Global Real Estate Investment Fund II-Class I	48,322	514,151
AB High Income Fund, Inc.-Class Z	33,322	297,566
AB Intermediate Bond Portfolio-Class Z	70,492	781,760
AB Relative Value Fund-Class Z	90,053	525,910
AB Unconstrained Bond Fund, Inc.-Class Z	30,418	264,639
AQR International Defensive Style Fund-Class R6	32,406	396,326
AQR Large Cap Defensive Style Fund-Class R6	30,641	527,323
AQR Long-Short Equity Fund-Class R6	19,181	262,970
AQR Risk-Balanced Commodities Fund-Class R6	40,887	255,954
AQR Style Premia Alternative Fund-Class R6	38,886	389,246
Franklin Growth Fund-Class R6	3,133	264,618
Franklin Low Duration Total Return Fund-Class R6	36,321	360,303
iShares Core S&P 500 ETF	3,109	744,792
iShares Russell 2000 ETF	948	131,829
Metropolitan West Total Return Bond Fund	118,101	1,181,005
MFS Institutional International Equity Fund	3,832	87,177
MFS Value Fund-Class R5	3,549	134,013
T. Rowe Price Dividend Growth Fund, Inc.	13,368	528,714
T. Rowe Price Emerging Markets Stock Fund	7,241	266,753
T. Rowe Price Inflation Protected Bond Fund, Inc.	65,782	784,783
T. Rowe Price Institutional Long Duration Credit Fund	25,220	261,276
T. Rowe Price International Funds-International Discovery Fund	2,190	133,564
T. Rowe Price Small-Cap Value Fund, Inc.-Class I	2,843	131,655
Templeton Global Bond Fund-Class R6	13,247	163,198
Vanguard FTSE Developed Markets ETF	14,302	574,511
Vanguard FTSE Emerging Markets ETF	3,324	134,090
Vanguard Total Bond Market ETF	10,066	820,882
WisdomTree Europe Hedged Equity Fund	3,027	196,271

Total Investment Companies (cost $12,551,027)		13,069,196

SHORT-TERM INVESTMENTS - 0.1%
Investment Companies - 0.1%
AB Fixed Income Shares, Inc.-Government Money Market Portfolio-Class AB, 0.57% (a)(b) (cost $8,891)	8,891	8,891

Total Investments - 100.1% (cost $12,559,918) (c)		13,078,087
Other assets less liabilities - (0.1)%		(11,169)

Net Assets - 100.0%		$13,066,918

(a)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.
(b)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(c)	As of April 30, 2017, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $552,696 and gross unrealized depreciation of investments was $(34,527), resulting in net unrealized appreciation of $518,169.

Glossary:

ETF	-	Exchange Traded Fund
FTSE	-	Financial Times Stock Exchange

AB Multi-Manager Select 2010 Fund

April 30, 2017 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of April 30, 2017:

Investments in Underlying Portfolios:	Level 1	Level 2			Level 3			Total
Assets:
Investment Companies	$13,069,196	$	– 0	–	$	– 0	–	$13,069,196
Short-Term Investments	8,891		– 0	–		– 0	–	8,891

Total (a)	$13,078,087	$	– 0	–	$	– 0	–	$13,078,087

(a)	There were no transfers between any levels during the reporting period.

The Fund recognize all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Fund. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) Fund managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

A Summary of the Fund’s transactions of investments in affiliated issuers for the quarter ended April 30, 2017 is as follows:

									Distributions
Affiliated Issuer	Market Value 10/31/16 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Realized Gain (Loss) (000)		Change in Unrealized Appr./(Depr.) (000)		Market Value 4/30/17 (000)	Income (000)		Realized Gains (000)
AB All Market Real Return Portfolio-Class Z	$458	$50	$126	$10		$(4)		$388	$12		$	– 0	–
AB Bond Inflation Strategy Portfolio-Class Z	1,223	147	319	11		(18)		1,044	20			– 0	–
AB Fixed Income Shares, Inc.- Government STIF Portfolio	164	3,032	3,187	– 0	–	– 0	–	9	– 0	–*		– 0	–
AB Global Bond Fund, Inc.-Class Z	608	63	136	1		(14)		522	15			– 0	–
AB Global Real Estate Investment Fund II-Class I	623	109	170	4		(52)		514	19			– 0	–
AB High Income Fund, Inc.-Class Z	348	71	134	5		8		298	14			– 0	–
AB Intermediate Bond Portfolio-Class Z	919	110	224	1		(24)		782	19			– 0	–*
AB Relative Value Fund-Class Z	605	96	204	10		19		526	15			19
AB Unconstrained Bond Fund, Inc.- Class Z	305	37	83	1		5		265	9			– 0	–

*	Amount less than $500.

AB Multi-Manager Select 2015 Fund

Portfolio of Investments

April 30, 2017 (unaudited)

Company	Shares	U.S. $ Value
INVESTMENT COMPANIES - 99.8%
Funds and Investment Trusts - 99.8% (a)
AB All Market Real Return Portfolio-Class Z	140,591	$1,175,342
AB Bond Inflation Strategy Portfolio-Class Z	297,661	3,217,714
AB Discovery Value Fund-Class Z	18,301	397,135
AB Global Bond Fund, Inc.-Class Z	189,316	1,597,827
AB Global Real Estate Investment Fund II-Class I	146,999	1,564,065
AB High Income Fund, Inc.-Class Z	179,795	1,605,571
AB Intermediate Bond Portfolio-Class Z	179,875	1,994,818
AB Relative Value Fund-Class Z	205,971	1,202,868
AB Unconstrained Bond Fund, Inc.-Class Z	92,216	802,277
AQR International Defensive Style Fund-Class R6	98,848	1,208,915
AQR Large Cap Defensive Style Fund-Class R6	92,951	1,599,691
AQR Long-Short Equity Fund-Class R6	88,893	1,218,728
AQR Risk-Balanced Commodities Fund-Class R6	191,939	1,201,539
AQR Style Premia Alternative Fund-Class R6	117,867	1,179,850
Franklin Growth Fund-Class R6	9,691	818,434
Franklin Low Duration Total Return Fund-Class R6	40,081	397,603
iShares Core S&P 500 ETF	11,194	2,681,635
iShares Russell 2000 ETF	2,985	415,094
Metropolitan West Total Return Bond Fund	200,949	2,009,486
MFS Institutional International Equity Fund	30,002	682,532
MFS Value Fund-Class R5	21,466	810,562
T. Rowe Price Dividend Growth Fund, Inc.	40,577	1,604,817
T. Rowe Price Emerging Markets Stock Fund	32,687	1,204,177
T. Rowe Price Inflation Protected Bond Fund, Inc.	236,330	2,819,421
T. Rowe Price Institutional Long Duration Credit Fund	76,355	791,032
T. Rowe Price International Funds-International Discovery Fund	6,771	413,025
T. Rowe Price Small-Cap Value Fund, Inc.-Class I	9,032	418,268
Templeton Global Bond Fund-Class R6	32,120	395,721
Vanguard FTSE Developed Markets ETF	53,758	2,159,459
Vanguard FTSE Emerging Markets ETF	9,917	400,052
Vanguard Total Bond Market ETF	17,047	1,390,183
WisdomTree Europe Hedged Equity Fund	9,269	601,002

Total Investments - 99.8% (cost $37,958,033) (b)		39,978,843
Other assets less liabilities – 0.2%		60,259

Net Assets – 100.0%		$40,039,102

(a)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.
(b)	As of April 30, 2017, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $2,138,944 and gross unrealized depreciation of investments was $(118,134), resulting in net unrealized appreciation of $2,020,810.

Glossary:

ETF	-	Exchange Traded Fund
FTSE	-	Financial Times Stock Exchange

AB Multi-Manager Select 2015 Fund

April 30, 2017 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of April 30, 2017:

Investments in Underlying Portfolios:	Level 1	Level 2			Level 3			Total
Assets:
Investment Companies	$39,978,843	$	– 0	–	$	– 0	–	$39,978,843

Total (a)	$39,978,843	$	– 0	–	$	– 0	–	$39,978,843

(a)	There were no transfers between any levels during the reporting period.

The Fund recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Fund. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) Fund managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

A Summary of the Fund’s transactions of investments in affiliated issuers for the quarter ended April 30, 2017 is as follows:

									Distributions
Affiliated Issuer	Market Value 10/31/16 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Realized Gain (Loss) (000)		Change in Unrealized Appr./(Depr.) (000)	Market Value 4/30/17 (000)		Income (000)	Realized Gains (000)
AB All Market Real Return Portfolio-Class Z	$1,379	$101	$318	$21		$(8)	$1,175		$34	$	– 0	–
AB Bond Inflation Strategy Portfolio-Class Z	3,273	710	762	27		(30)	3,218		55		– 0	–
AB Discovery Value Fund	492	16	157	19		27	397		2		14
AB Fixed Income Shares, Inc.-Government STIF Portfolio	366	5,030	5,397	– 0	–	1	– 0	–	354		– 0	–
AB Global Bond Fund, Inc.-Class Z	1,872	125	363	5		(41)	1,598		46		– 0	–
AB Global Real Estate Investment Fund II-Class I	1,920	261	473	17		(161)	1,564		61		– 0	–
AB High Income Fund, Inc.-Class Z	1,985	105	553	20		49	1,606		82		– 0	–
AB Intermediate Bond Portfolio-Class Z	2,346	157	453	4		(59)	1,995		49		1
AB Relative Value Fund-Class Z	1,391	130	374	19		37	1,203		37		47
AB Unconstrained Bond Fund, Inc.-Class Z	948	49	214	1		18	802		27		– 0	–

*	Amount less than $500.

AB Multi-Manager Select 2020 Fund

Portfolio of Investments

April 30, 2017 (unaudited)

Company	Shares	U.S. $ Value
INVESTMENT COMPANIES - 100.3%
Funds and Investment Trusts - 100.3% (a)
AB All Market Real Return Portfolio-Class Z	337,051	$2,817,744
AB Bond Inflation Strategy Portfolio-Class Z	531,233	5,742,629
AB Discovery Value Fund-Class Z	44,398	963,425
AB Global Bond Fund, Inc.-Class Z	335,721	2,833,488
AB Global Real Estate Investment Fund II-Class I	349,339	3,716,962
AB High Income Fund, Inc.-Class Z	532,073	4,751,409
AB Intermediate Bond Portfolio-Class Z	432,057	4,791,514
AB Relative Value Fund-Class Z	982,062	5,735,241
AB Unconstrained Bond Fund, Inc.-Class Z	108,593	944,761
AQR International Defensive Style Fund-Class R6	235,420	2,879,191
AQR Large Cap Defensive Style Fund-Class R6	221,188	3,806,649
AQR Long-Short Equity Fund-Class R6	278,970	3,824,684
AQR Risk-Balanced Commodities Fund-Class R6	456,717	2,859,047
AQR Style Premia Alternative Fund-Class R6	279,515	2,797,949
Franklin Growth Fund-Class R6	22,878	1,932,045
iShares Core S&P 500 ETF	28,627	6,857,884
iShares Russell 2000 ETF	6,815	947,694
Metropolitan West Total Return Bond Fund	382,538	3,825,377
MFS Institutional International Equity Fund	111,277	2,531,556
MFS Value Fund-Class R5	49,963	1,886,590
T. Rowe Price Dividend Growth Fund, Inc.	96,555	3,818,769
T. Rowe Price Emerging Markets Stock Fund	77,781	2,865,454
T. Rowe Price Inflation Protected Bond Fund, Inc.	401,694	4,792,205
T. Rowe Price Institutional Long Duration Credit Fund	180,338	1,868,301
T. Rowe Price International Funds-International Discovery Fund	32,297	1,970,120
T. Rowe Price Small-Cap Value Fund, Inc.-Class I	20,616	954,736
Templeton Global Bond Fund-Class R6	153,513	1,891,281
Vanguard FTSE Developed Markets ETF	151,612	6,090,254
Vanguard FTSE Emerging Markets ETF	23,404	944,117
Vanguard Total Bond Market ETF	23,287	1,899,055
WisdomTree Europe Hedged Equity Fund	22,057	1,430,176

Total Investment Companies (cost $90,006,435)		94,970,307

SHORT-TERM INVESTMENTS - 0.1%
Investment Companies - 0.1%
AB Fixed Income Shares, Inc.-Government Money Market Portfolio-Class AB, 0.57% (a)(b) (cost $137,189)	137,189	137,189

Total Investments - 100.4% (cost $90,143,624) (c)		95,107,496
Other assets less liabilities - (0.4)%		(370,624)

Net Assets - 100.0%		$94,736,872

(a)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

(b)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(c)	As of April 30, 2017, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $5,144,094 and gross unrealized depreciation of investments was $(180,222), resulting in net unrealized appreciation of $4,963,872.

Glossary:

ETF	-	Exchange Traded Fund
FTSE	-	Financial Times Stock Exchange

AB Multi-Manager Select 2020 Fund

April 30, 2017 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of April 30, 2017:

Investments in Underlying Portfolios:	Level 1	Level 2			Level 3			Total
Assets:
Investment Companies	$94,970,307	$	– 0	–	$	– 0	–	$94,970,307
Short-Term Investments	137,189		– 0	–		– 0	–	137,189

Total (a)	$95,107,496	$	– 0	–	$	– 0	–	$95,107,496

(a)	There were no transfers between any levels during the reporting period.

The Fund recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Fund. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) Fund managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

A Summary of the Fund’s transactions of investments in affiliated issuers for the quarter ended April 30, 2017 is as follows:

									Distributions
Affiliated Issuer	Market Value 10/31/16 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Realized Gain (Loss) (000)		Change in Unrealized Appr./(Depr.) (000)		Market Value 4/30/17 (000)	Income (000)	Realized Gains (000)
AB All Market Real Return Portfolio-Class Z	$2,595	$520	$322	$5		$20		$2,818	$65	$	– 0	–
AB Bond Inflation Strategy Portfolio-Class Z	4,328	1,994	592	20		(7)		5,743	79		– 0	–
AB Discovery Value Fund-Class Z	891	157	174	6		83		963	4		27
AB Fixed Income Shares, Inc.-Government STIF Portfolio	693	19,667	20,223	– 0	–	– 0	–	137	1		– 0	–
AB Global Bond Fund, Inc.-Class Z	1,718	1,388	231	4		(46)		2,833	63		– 0	–
AB Global Real Estate Investment Fund II-Class I	3,538	996	567	5		(255)		3,717	118		– 0	–
AB High Income Fund, Inc.-Class Z	5,463	914	1,814	60		128		4,751	212		– 0	–
AB Intermediate Bond Portfolio-Class Z	4,353	1,076	544	8		(101)		4,792	97		2
AB Relative Value Fund-Class Z	5,160	1,185	821	25		186		5,735	144		182
AB Unconstrained Bond Fund, Inc.-Class Z	863	135	75	1		21		945	27		– 0	–

AB Multi-Manager Select 2025 Fund

Portfolio of Investments

April 30, 2017 (unaudited)

Company	Shares	U.S. $ Value
INVESTMENT COMPANIES - 100.0%
Funds and Investment Trusts - 100.0%(a)
AB All Market Real Return Portfolio-Class Z	296,590	$2,479,491
AB Bond Inflation Strategy Portfolio-Class Z	353,725	3,823,763
AB Concentrated Growth Portfolio-Class Z (b)	122,239	3,893,312
AB Discovery Growth Fund, Inc.-Class Z (b)	127,642	1,327,476
AB Discovery Value Fund-Class Z	59,458	1,290,246
AB Global Bond Fund, Inc.-Class Z	449,087	3,790,293
AB Global Real Estate Investment Fund II-Class I	590,911	6,287,292
AB High Income Fund, Inc.-Class Z	862,582	7,702,857
AB Intermediate Bond Portfolio-Class Z	341,351	3,785,577
AB Relative Value Fund-Class Z	1,520,609	8,880,355
AQR International Defensive Style Fund-Class R6	315,299	3,856,103
AQR Large Cap Defensive Style Fund-Class R6	298,929	5,144,568
AQR Long-Short Equity Fund-Class R6	470,532	6,450,990
AQR Risk-Balanced Commodities Fund-Class R6	814,305	5,097,551
AQR Style Premia Alternative Fund-Class R6	374,145	3,745,190
Franklin Growth Fund-Class R6	45,637	3,854,075
iShares Core S&P 500 ETF	32,962	7,896,377
iShares Russell 2000 ETF	9,367	1,302,575
Metropolitan West Total Return Bond Fund	124,981	1,249,813
MFS Institutional International Equity Fund	204,943	4,662,460
MFS Value Fund-Class R5	101,357	3,827,246
T. Rowe Price Dividend Growth Fund, Inc.	130,434	5,158,661
T. Rowe Price Emerging Markets Stock Fund	105,812	3,898,122
T. Rowe Price Inflation Protected Bond Fund, Inc.	322,269	3,844,672
T. Rowe Price Institutional Long Duration Credit Fund	241,465	2,501,578
T. Rowe Price International Funds-International Discovery Fund	42,059	2,565,628
T. Rowe Price Small-Cap Value Fund, Inc.-Class I	27,602	1,278,245
Templeton Global Bond Fund-Class R6	203,727	2,509,919
Vanguard FTSE Developed Markets ETF	234,403	9,415,969
Vanguard FTSE Emerging Markets ETF	31,482	1,269,984
Vanguard Total Bond Market ETF	31,060	2,532,943
WisdomTree Europe Hedged Equity Fund	29,493	1,912,326

Total Investments - 100.0% (cost $119,550,264) (c)		127,235,657
Other assets less liabilities – 0.0%		(41,668)

Net Assets - 100.0%		$127,193,989

(a)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.
(b)	Non-income producing security.
(c)	As of April 30, 2017, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $8,024,946 and gross unrealized depreciation of investments was $(339,553), resulting in net unrealized appreciation of $7,685,393.

Glossary:

ETF	-	Exchange Traded Fund
FTSE	-	Financial Times Stock Exchange

AB Multi-Manager Select 2025 Fund

April 30, 2017 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of April 30, 2017:

Investments in Underlying Portfolios:	Level 1	Level 2			Level 3			Total
Assets:
Investment Companies	$127,235,657	$	– 0	–	$	– 0	–	$127,235,657

Total (a)	$127,235,657	$	– 0	–	$	– 0	–	$127,235,657

(a)	There were no transfers between any levels during the reporting period.

The Fund recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Fund. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) Fund managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

A Summary of the Fund’s transactions of investments in affiliated issuers for the quarter ended April 30, 2017 is as follows:

										Distributions
Affiliated Issuer	Market Value 10/31/16 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Realized Gain (Loss) (000)		Change in Unrealized Appr./(Depr.) (000)		Market Value 4/30/17 (000)		Income (000)		Realized Gains (000)
AB All Market Real Return Portfolio-Class Z	$2,413	$405	$359	$9		$11		$2,479		$63		$	– 0	–
AB Bond Inflation Strategy Portfolio-Class Z	2,425	1,656	274	5		12		3,824		47			– 0	–
AB Concentrated Growth Portfolio-Class Z	2,449	1,386	282	(4)		344		3,893		– 0	–		10
AB Discovery Growth Fund, Inc.-Class Z	1,247	60	154	(17)		191		1,327		– 0	–		– 0	–
AB Discovery Value Fund-Class Z	1,206	192	232	12		112		1,290		5			37
AB Fixed Income Shares, Inc.- Government STIF Portfolio	1,605	21,205	22,810	– 0	–	– 0	–	– 0	–	2			– 0	–
AB Global Bond Fund, Inc.-Class Z	2,426	1,761	335	5		(67)		3,790		89			– 0	–
AB Global Real Estate Investment Fund II-Class I	6,215	1,625	1,098	3		(458)		6,287		209			– 0	–
AB High Income Fund, Inc.-Class Z	8,875	1,233	2,718	89		224		7,703		355			– 0	–
AB Intermediate Bond Portfolio-Class Z	3,640	633	406	(4)		(77)		3,786		81			2
AB Relative Value Fund-Class Z	9,690	2,299	3,503	93		301		8,880		269			340

AB Multi-Manager Select 2030 Fund

Portfolio of Investments

April 30, 2017 (unaudited)

Company	Shares	U.S. $ Value
INVESTMENT COMPANIES - 99.3%
Funds and Investment Trusts - 99.3% (a)
AB All Market Real Return Portfolio-Class Z	108,355	$905,846
AB Concentrated Growth Portfolio-Class Z (b)	89,375	2,846,592
AB Discovery Growth Fund, Inc.-Class Z (b)	88,909	924,659
AB Discovery Value Fund-Class Z	86,179	1,870,096
AB Global Bond Fund, Inc.-Class Z	331,870	2,800,982
AB Global Real Estate Investment Fund II-Class I	349,948	3,723,445
AB High Income Fund, Inc.-Class Z	744,919	6,652,125
AB Intermediate Bond Portfolio-Class Z	213,940	2,372,591
AB Relative Value Fund-Class Z	1,446,164	8,445,597
AQR International Defensive Style Fund-Class R6	231,021	2,825,391
AQR Large Cap Defensive Style Fund-Class R6	276,261	4,754,452
AQR Long-Short Equity Fund-Class R6	415,296	5,693,704
AQR Risk-Balanced Commodities Fund-Class R6	452,081	2,830,027
AQR Style Premia Alternative Fund-Class R6	183,585	1,837,682
Franklin Growth Fund-Class R6	33,958	2,867,729
iShares Core S&P 500 ETF	20,465	4,902,595
iShares Russell 2000 ETF	6,735	936,569
Metropolitan West Total Return Bond Fund	92,297	922,973
MFS Institutional International Equity Fund	234,835	5,342,505
MFS Value Fund-Class R5	174,385	6,584,770
T. Rowe Price Dividend Growth Fund, Inc.	72,356	2,861,694
T. Rowe Price Emerging Markets Stock Fund	90,423	3,331,176
T. Rowe Price Inflation Protected Bond Fund, Inc.	76,266	909,851
T. Rowe Price International Funds-International Discovery Fund	31,346	1,912,077
T. Rowe Price Small-Cap Value Fund, Inc.-Class I	20,231	936,920
Templeton Global Bond Fund-Class R6	150,160	1,849,971
Vanguard FTSE Developed Markets ETF	196,966	7,912,124
Vanguard FTSE Emerging Markets ETF	45,955	1,853,825
Vanguard Total Bond Market ETF	11,283	920,129
WisdomTree Europe Hedged Equity Fund	21,832	1,415,587

Total Investment Companies (cost $87,800,538)		93,943,684

SHORT-TERM INVESTMENTS - 0.5%
Investment Companies - 0.5%
AB Fixed Income Shares, Inc.-Government Money Market Portfolio-Class AB, 0.57% (a) (c) (cost $430,614)	430,614	430,614

Total Investments - 99.8% (cost $88,231,152) (d)		94,374,298
Other assets less liabilities - 0.2%		210,081

Net Assets - 100.0%		$94,584,379

(a)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.
(b)	Non-income producing security.

(c)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(d)	As of April 30, 2017, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $6,328,977 and gross unrealized depreciation of investments was $(185,831), resulting in net unrealized appreciation of $6,143,146.

Glossary:

ETF	-	Exchange Traded Fund
FTSE	-	Financial Times Stock Exchange

AB Multi-Manager Select 2030 Fund

April 30, 2017 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of April 30, 2017:

Investments in Underlying Portfolios:	Level 1	Level 2			Level 3			Total
Assets:
Investment Companies	$93,943,684	$	– 0	–	$	– 0	–	$93,943,684
Short-Term Investments	430,614		– 0	–		– 0	–	430,614

Total (a)	$94,374,298	$	– 0	–	$	– 0	–	$94,374,298

(a)	There were no transfers between any levels during the reporting period.

The Fund recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Fund. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) Fund managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

A Summary of the Fund’s transactions of investments in affiliated issuers for the quarter ended April 30, 2017 is as follows:

									Distributions
Affiliated Issuer	Market Value 10/31/16 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Realized Gain (Loss) (000)		Change in Unrealized Appr./(Depr.) (000)		Market Value 4/30/17 (000)	Income (000)		Realized Gains (000)
AB All Market Real Return Portfolio-Class Z	$823	$198	$123	$4		$4		$906	$23		$	– 0	–
AB Concentrated Growth Portfolio-Class Z	1,741	1,184	401	7		316		2,847	– 0	–		11
AB Discovery Growth Fund, Inc.-Class Z	882	33	114	(15)		139		925	– 0	–		– 0	–
AB Discovery Value Fund-Class Z	1,747	376	426	15		158		1,870	8			54
AB Fixed Income Shares, Inc.-Government STIF Portfolio	718	23,426	23,713	– 0	–	– 0	–	431	1			– 0	–
AB Global Bond Fund, Inc.-Class Z	1,683	1,564	400	5		(51)		2,801	64			– 0	–
AB Global Real Estate Investment Fund II-Class I	3,494	2,055	1,579	(14)		(233)		3,723	147			– 0	–
AB High Income Fund, Inc.-Class Z	7,005	1,661	2,267	110		143		6,652	295			– 0	–
AB Intermediate Bond Portfolio-Class Z	2,568	678	812	(12)		(49)		2,373	58			1
AB Relative Value Fund-Class Z	8,473	2,525	2,918	104		262		8,446	209			264

AB Multi-Manager Select 2035 Fund

Portfolio of Investments

April 30, 2017 (unaudited)

Company	Shares	U.S. $ Value
INVESTMENT COMPANIES - 99.6%
Funds and Investment Trusts - 99.6% (a)
AB All Market Real Return Portfolio-Class Z	100,708	$841,919
AB Concentrated Growth Portfolio-Class Z (b)	135,168	4,305,092
AB Discovery Growth Fund, Inc.-Class Z (b)	84,397	877,732
AB Discovery Value Fund-Class Z	78,226	1,697,494
AB Global Real Estate Investment Fund II-Class I	316,478	3,367,330
AB High Income Fund, Inc.-Class Z	577,450	5,156,628
AB Intermediate Bond Portfolio-Class Z	58,117	644,513
AB Relative Value Fund-Class Z	1,743,834	10,183,992
AQR International Defensive Style Fund-Class R6	208,737	2,552,849
AQR Large Cap Defensive Style Fund-Class R6	247,429	4,258,257
AQR Long-Short Equity Fund-Class R6	435,401	5,969,342
AQR Risk-Balanced Commodities Fund-Class R6	408,854	2,559,429
AQR Style Premia Alternative Fund-Class R6	84,956	850,415
Franklin Growth Fund-Class R6	50,831	4,292,644
iShares Core S&P 500 ETF	14,949	3,581,182
iShares Russell 2000 ETF	6,091	847,014
MFS Institutional International Equity Fund	287,564	6,542,088
MFS Value Fund-Class R5	135,180	5,104,386
T. Rowe Price Dividend Growth Fund, Inc.	42,790	1,692,331
T. Rowe Price Emerging Markets Stock Fund	81,607	3,006,411
T. Rowe Price International Funds-International Discovery Fund	42,649	2,601,581
T. Rowe Price Small-Cap Value Fund, Inc.-Class I	18,626	862,548
Templeton Global Bond Fund-Class R6	67,992	837,664
Vanguard FTSE Developed Markets ETF	199,341	8,007,528
Vanguard FTSE Emerging Markets ETF	62,506	2,521,492
Vanguard Total Bond Market ETF	7,699	627,853
WisdomTree Europe Hedged Equity Fund	19,745	1,280,266

Total Investment Companies (cost $78,769,682)		85,069,980

SHORT-TERM INVESTMENTS - 0.3%
Investment Companies- 0.3%
AB Fixed Income Shares, Inc.-Government Money Market Portfolio-Class AB, 0.57% (a) (c) (cost $241,070)	241,070	241,070

Total Investments - 99.9% (cost $79,010,752) (d)		85,311,050
Other assets less liabilities - 0.1%		78,677

Net Assets - 100.0%		$85,389,727

(a)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.
(b)	Non-income producing security.
(c)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.

(d)	As of April 30, 2017, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $6,404,524 and gross unrealized depreciation of investments was $(104,226), resulting in net unrealized appreciation of $6,300,298.

Glossary:

ETF	-	Exchange Traded Fund
FTSE	-	Financial Times Stock Exchange

AB Multi-Manager Select 2035 Fund

April 30, 2017 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of April 30, 2017:

Investments in Underlying Portfolios:	Level 1	Level 2			Level 3			Total
Assets:
Investment Companies	$85,069,980	$	– 0	–	$	– 0	–	$85,069,980
Short-Term Investments	241,070		– 0	–		– 0	–	241,070

Total (a)	$85,311,050	$	– 0	–	$	– 0	–	$85,311,050

(a)	There were no transfers between any levels during the reporting period.

The Fund recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Fund. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) Fund managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

A Summary of the Fund’s transactions of investments in affiliated issuers for the quarter ended April 30, 2017 is as follows:

									Distributions
Affiliated Issuer	Market Value 10/31/16 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Realized Gain (Loss) (000)		Change in Unrealized Appr./(Depr.) (000)		Market Value 4/30/17 (000)	Income (000)		Realized Gains (000)
AB All Market Real Return Portfolio-Class Z	$708	$155	$28	$1		$6		$842	$19		$	– 0	–
AB Concentrated Growth Portfolio-Class Z	2,155	2,004	253	5		394		4,305	– 0	–		12
AB Discovery Growth Fund, Inc.-Class Z	700	125	58	5		106		878	– 0	–		– 0	–
AB Discovery Value Fund-Class Z	1,445	348	242	13		133		1,697	6			45
AB Fixed Income Shares, Inc.- Government STIF Portfolio	594	21,484	21,837	– 0	–	– 0	–	241	2			– 0	–
AB Global Real Estate Investment Fund II-Class I	2,887	1,965	1,286	– 0	–*	(199)		3,367	124			– 0	–
AB High Income Fund, Inc.-Class Z	4,413	1,283	725	45		141		5,157	211			– 0	–
AB Intermediate Bond Portfolio-Class Z	1,423	205	959	(11)		(13)		645	24			– 0	–*
AB Relative Value Fund-Class Z	9,870	3,223	3,339	121		309		10,184	255			323

*	Amount less than $500.

AB Multi-Manager Select 2040 Fund

Portfolio of Investments

April 30, 2017 (unaudited)

Company	Shares	U.S. $ Value
INVESTMENT COMPANIES - 99.2%
Funds and Investment Trusts - 99.2% (a)
AB Concentrated Growth Portfolio-Class Z (b)	152,521	$4,857,797
AB Discovery Growth Fund, Inc.-Class Z (b)	58,614	609,584
AB Discovery Value Fund-Class Z	82,430	1,788,730
AB Global Real Estate Investment Fund II-Class I	167,754	1,784,902
AB High Income Fund, Inc.-Class Z	67,249	600,530
AB Intermediate Bond Portfolio-Class Z	41,074	455,516
AB Relative Value Fund-Class Z	1,540,445	8,996,202
AQR International Defensive Style Fund-Class R6	97,237	1,189,208
AQR Large Cap Defensive Style Fund-Class R6	69,967	1,204,134
AQR Long-Short Equity Fund-Class R6	308,320	4,227,063
AQR Risk-Balanced Commodities Fund-Class R6	288,957	1,808,872
Franklin Growth Fund-Class R6	35,595	3,006,021
iShares Core S&P 500 ETF	8,049	1,928,218
iShares Russell 2000 ETF	4,304	598,514
MFS Institutional International Equity Fund	256,350	5,831,961
MFS Value Fund-Class R5	127,378	4,809,808
T. Rowe Price Dividend Growth Fund, Inc.	30,652	1,212,273
T. Rowe Price Emerging Markets Stock Fund	74,707	2,752,190
T. Rowe Price International Funds-International Discovery Fund	30,394	1,854,004
T. Rowe Price Small-Cap Value Fund, Inc.-Class I	13,014	602,657
Templeton Global Bond Fund-Class R6	47,275	582,431
Vanguard FTSE Developed Markets ETF	155,860	6,260,896
Vanguard FTSE Emerging Markets ETF	44,419	1,791,863
Vanguard Total Bond Market ETF	5,462	445,426
WisdomTree Europe Hedged Equity Fund	13,954	904,777

Total Investment Companies (cost $55,256,849)		60,103,577

SHORT-TERM INVESTMENTS - 0.5%
Investment Companies - 0.5%
AB Fixed Income Shares, Inc.-Government Money Market Portfolio-Class AB, 0.57% (a)(c) (cost $327,156)	327,156	327,156

Total Investments - 99.7% (cost $55,584,005) (d)		60,430,733
Other assets less liabilities - 0.3%		165,136

Net Assets - 100.0%		$60,595,869

(a)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.
(b)	Non-income producing security.
(c)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.

(d)	As of April 30, 2017, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $4,916,797 and gross unrealized depreciation of investments was $(70,069), resulting in net unrealized appreciation of $4,846,728.

Glossary:

ETF	-	Exchange Traded Fund
FTSE	-	Financial Times Stock Exchange

AB Multi-Manager Select 2040 Fund

April 30, 2017 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of April 30, 2017:

Investments in Underlying Portfolios:	Level 1	Level 2			Level 3			Total
Assets:
Investment Companies	$60,103,577	$	– 0	–	$	– 0	–	$60,103,577
Short-Term Investments	327,156		– 0	–		– 0	–	327,156

Total (a)	$60,430,733	$	– 0	–	$	– 0	–	$60,430,733

(a)	There were no transfers between any levels during the reporting period.

The Fund recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Fund. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) Fund managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

A Summary of the Fund’s transactions of investments in affiliated issuers for the quarter ended April 30, 2017 is as follows:

										Distributions
Affiliated Issuer	Market Value 10/31/16 (000)	Purchases at Cost (000)		Sales Proceeds (000)	Realized Gain (Loss) (000)		Change in Unrealized Appr./(Depr.) (000)		Market Value 4/30/17 (000)	Income (000)			Realized Gains (000)
AB Concentrated Growth Portfolio- Class Z	$3,526	$1,566		$747	$9		$504		$4,858	$	– 0	–	$17
AB Discovery Growth Fund, Inc.- Class Z	577	– 0	–	51	5		79		610		– 0	–	– 0	–
AB Discovery Value Fund-Class Z	1,764	280		424	19		150		1,789		8		53
AB Fixed Income Shares, Inc.- Government STIF Portfolio	519	12,498		12,690	– 0	–	– 0	–	327		– 0	–*	– 0	–
AB Global Real Estate Investment Fund II-Class I	1,770	1,149		1,008	(6)		(120)		1,785		78		– 0	–
AB High Income Fund, Inc.-Class Z	730	79		233	8		17		601		27		– 0	–
AB Intermediate Bond Portfolio-Class Z	1,164	160		849	(10)		(9)		456		18		– 0	–*
AB Relative Value Fund-Class Z	9,798	2,268		3,447	45		332		8,996		252		318

*	Amount less than $500.

AB Multi-Manager Select 2045 Fund

Portfolio of Investments

April 30, 2017 (unaudited)

Company	Shares	U.S. $ Value
INVESTMENT COMPANIES - 99.4%
Funds and Investment Trusts - 99.4% (a)
AB Concentrated Growth Portfolio-Class Z (b)	125,907	$4,010,131
AB Discovery Value Fund-Class Z	67,926	1,473,986
AB Global Real Estate Investment Fund II-Class I	138,392	1,472,490
AB Intermediate Bond Portfolio-Class Z	33,888	375,821
AB Relative Value Fund-Class Z	1,355,534	7,916,317
AQR International Defensive Style Fund-Class R6	40,497	495,278
AQR Large Cap Defensive Style Fund-Class R6	27,927	480,622
AQR Long-Short Equity Fund-Class R6	252,749	3,465,187
AQR Risk-Balanced Commodities Fund-Class R6	158,920	994,840
Franklin Growth Fund-Class R6	41,246	3,483,214
iShares Core S&P 500 ETF	6,640	1,590,678
iShares Russell 2000 ETF	3,551	493,802
MFS Institutional International Equity Fund	233,396	5,309,751
MFS Value Fund-Class R5	118,219	4,463,970
T. Rowe Price Dividend Growth Fund, Inc.	12,473	493,309
T. Rowe Price Emerging Markets Stock Fund	60,893	2,243,290
T. Rowe Price International Funds-International Discovery Fund	24,831	1,514,695
T. Rowe Price Small-Cap Value Fund, Inc.-Class I	21,492	995,317
Vanguard FTSE Developed Markets ETF	140,943	5,661,680
Vanguard FTSE Emerging Markets ETF	36,392	1,468,053
Vanguard Total Bond Market ETF	4,512	367,954
WisdomTree Europe Hedged Equity Fund	11,512	746,438

Total Investment Companies (cost $45,511,813)		49,516,823

SHORT-TERM INVESTMENTS - 0.3%
Investment Companies - 0.3%
AB Fixed Income Shares, Inc.-Government Money Market Portfolio-Class AB, 0.57% (a)(c) (cost $164,648)	164,648	164,648

Total Investments - 99.7% (cost $45,676,461) (d)		49,681,471
Other assets less liabilities - 0.3%		154,929

Net Assets - 100.0%		$49,836,400

(a)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.
(b)	Non-income producing security.
(c)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(d)	As of April 30, 2017, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $4,035,623 and gross unrealized depreciation of investments was $(30,613), resulting in net unrealized appreciation of $4,005,010.

Glossary:

ETF	-	Exchange Traded Fund
FTSE	-	Financial Times Stock Exchange

AB Multi-Manager Select 2045 Fund

April 30, 2017 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of April 30, 2017:

Investments in Underlying Portfolios:	Level 1	Level 2			Level 3			Total
Assets:
Investment Companies	$49,516,823	$	– 0	–	$	– 0	–	$49,516,823
Short-Term Investments	164,648		– 0	–		– 0	–	164,648

Total (a)	$49,681,471	$	– 0	–	$	– 0	–	$49,681,471

(a)	There were no transfers between any levels during the reporting period.

The Fund recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Fund. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) Fund managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

A Summary of the Fund’s transactions of investments in affiliated issuers for the quarter ended April 30, 2017 is as follows:

											Distributions
Affiliated Issuer	Market Value 10/31/16 (000)	Purchases at Cost (000)		Sales Proceeds (000)	Realized Gain (Loss) (000)		Change in Unrealized Appr./(Depr.) (000)		Market Value 4/30/17 (000)		Income (000)			Realized Gains (000)
AB Concentrated Growth Portfolio-Class Z	$2,673	$1,363		$440	$13		$401		$4,010		$	– 0	–	$14
AB Discovery Value Fund-Class Z	1,786	231		688	20		125		1,474			6		42
AB Fixed Income Shares, Inc.- Government STIF Portfolio	207	9,443		9,485	– 0	–	– 0	–	165			1		– 0	–
AB Global Real Estate Investment Fund II-Class I	1,323	976		735	2		(94)		1,472			61		– 0	–
AB High Income Fund, Inc.	25	– 0	–	25	1		(1)		– 0	–		– 0	–*	– 0	–
AB Intermediate Bond Portfolio-Class Z	877	399		884	(16)		– 0	–	376			17		– 0	–*
AB Relative Value Fund-Class Z	7,805	2,007		2,228	62		270		7,916			210		265

*	Amount less than $500.

AB Multi-Manager Select 2050 Fund

Portfolio of Investments

April 30, 2017 (unaudited)

Company	Shares	U.S. $ Value
INVESTMENT COMPANIES – 99.1%
Funds and Investment Trusts – 99.1% (a)
AB Concentrated Growth Portfolio-Class Z (b)	57,334	$1,826,093
AB Discovery Value Fund-Class Z	27,646	599,917
AB Global Real Estate Investment Fund II-Class I	55,784	593,538
AB Intermediate Bond Portfolio-Class Z	13,740	152,374
AB Relative Value Fund-Class Z	515,306	3,009,387
AQR Long-Short Equity Fund-Class R6	102,654	1,407,388
AQR Risk-Balanced Commodities Fund-Class R6	64,436	403,373
Franklin Growth Fund-Class R6	16,756	1,415,090
iShares Core S&P 500 ETF	3,534	846,605
iShares Russell 2000 ETF	1,439	200,107
MFS Institutional International Equity Fund	103,605	2,357,010
MFS Value Fund-Class R5	47,938	1,810,123
T. Rowe Price Emerging Markets Stock Fund	35,841	1,320,396
T. Rowe Price International Funds-International Discovery Fund	10,020	611,231
T. Rowe Price Small-Cap Value Fund, Inc.-Class I	8,720	403,809
Vanguard FTSE Developed Markets ETF	62,168	2,497,289
Vanguard FTSE Emerging Markets ETF	4,948	199,602
Vanguard Total Bond Market ETF	1,835	149,644
WisdomTree Europe Hedged Equity Fund	4,668	302,673

Total Investment Companies (cost $18,474,772)		20,105,649

SHORT-TERM INVESTMENTS - 0.2%
Investment Companies - 0.2%
AB Fixed Income Shares, Inc.-Government Money Market Portfolio-Class AB, 0.57% (a)(c) (cost $51,799)	51,799	51,799

Total Investments - 99.3% (cost $18,526,571) (d)		20,157,448
Other assets less liabilities - 0.7%		139,777

Net Assets - 100.0%		$20,297,225

(a)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.
(b)	Non-income producing security.
(c)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(d)	As of April 30, 2017, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $1,644,935 and gross unrealized depreciation of investments was $(14,058), resulting in net unrealized appreciation of $1,630,877.

Glossary:

ETF	-	Exchange Traded Fund
FTSE	-	Financial Times Stock Exchange

AB Multi-Manager Select 2050 Fund

April 30, 2017 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of April 30, 2017:

Investments in Underlying Portfolios:	Level 1	Level 2			Level 3			Total
Assets:
Investment Companies	$20,105,649	$	– 0	–	$	– 0	–	$20,105,649
Short-Term Investments	51,799		– 0	–		– 0	–	51,799

Total (a)	$20,157,448	$	– 0	–	$	– 0	–	$20,157,448

(a)	There were no transfers between any levels during the reporting period.

The Fund recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Fund. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) Fund managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

A Summary of the Fund’s transactions of investments in affiliated issuers for the quarter ended April 30, 2017 is as follows:

											Distributions
Affiliated Issuer	Market Value 10/31/16 (000)	Purchases at Cost (000)		Sales Proceeds (000)	Realized Gain (Loss) (000)		Change in Unrealized Appr./(Depr.) (000)		Market Value 4/30/17 (000)		Income (000)			Realized Gains (000)
AB Concentrated Growth Portfolio-Class Z	$1,074	$829		$251	$6		$168		$1,826		$	– 0	–	$6
AB Discovery Value Fund-Class Z	716	137		313	11		49		600			3		18
AB Fixed Income Shares, Inc.- Government STIF Portfolio	87	5,475		5,510	– 0	–	– 0	–	52			– 0	– *	– 0	–
AB Global Real Estate Investment Fund II-Class I	538	389		297	(1)		(35)		594			25		– 0	–
AB High Income Fund, Inc.	10	– 0	–	10	– 0	– *	– 0	–*	– 0	–		– 0	– *	– 0	–
AB Intermediate Bond Portfolio-Class Z	352	182		375	(7)		– 0	–*	152			7		– 0	–*
AB Relative Value Fund-Class Z	3,137	979		1,238	25		106		3,009			89		112

*	Amount less than $500.

AB Multi-Manager Select 2055 Fund

Portfolio of Investments

April 30, 2017 (unaudited)

Company	Shares	U.S. $ Value
INVESTMENT COMPANIES - 98.8%
Funds and Investment Trusts - 98.8% (a)
AB Concentrated Growth Portfolio-Class Z (b)	59,922	$1,908,530
AB Discovery Value Fund-Class Z	28,556	619,675
AB Global Real Estate Investment Fund II-Class I	58,707	624,640
AB Intermediate Bond Portfolio-Class Z	14,372	159,383
AB Relative Value Fund-Class Z	539,088	3,148,275
AQR Long-Short Equity Fund-Class R6	108,047	1,481,330
AQR Risk-Balanced Commodities Fund-Class R6	66,020	413,284
Franklin Growth Fund-Class R6	17,510	1,478,689
iShares Core S&P 500 ETF	3,697	885,653
iShares Russell 2000 ETF	1,506	209,424
MFS Institutional International Equity Fund	108,305	2,463,937
MFS Value Fund-Class R5	50,150	1,893,645
T. Rowe Price Emerging Markets Stock Fund	37,513	1,381,965
T. Rowe Price International Funds-International Discovery Fund	10,502	640,647
T. Rowe Price Small-Cap Value Fund, Inc.-Class I	9,008	417,163
Vanguard FTSE Developed Markets ETF	65,034	2,612,416
Vanguard FTSE Emerging Markets ETF	5,085	205,129
Vanguard Total Bond Market ETF	1,885	153,722
WisdomTree Europe Hedged Equity Fund	4,884	316,679

Total Investment Companies (cost $19,320,623)		21,014,186

SHORT-TERM INVESTMENTS - 0.2%
Investment Companies - 0.6%
AB Fixed Income Shares, Inc.-Government Money Market Portfolio-Class AB, 0.57% (a)(c) (cost $118,363)	118,363	118,363

Total Investments - 99.4% (cost $19,438,986) (d)		21,132,549
Other assets less liabilities - 0.6%		135,944

Net Assets - 100.0%		$21,268,493

(a)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.
(b)	Non-income producing security.
(c)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(d)	As of April 30, 2017, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $1,707,993 and gross unrealized depreciation of investments was $(14,430), resulting in net unrealized appreciation of $1,693,563.

Glossary:

ETF	-	Exchange Traded Fund
FTSE	-	Financial Times Stock Exchange

AB Multi-Manager Select 2055 Fund

April 30, 2017 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of April 30, 2017:

Investments in Underlying Portfolios:	Level 1	Level 2			Level 3			Total
Assets:
Investment Companies	$21,014,186	$	– 0	–	$	– 0	–	$21,014,186
Short-Term Investments	118,363		– 0	–		– 0	–	118,363

Total (a)	$21,132,549	$	– 0	–	$	– 0	–	$21,132,549

(a)	There were no transfers between any levels during the reporting period.

The Fund recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Fund. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) Fund managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

A Summary of the Fund’s transactions of investments in affiliated issuers for the quarter ended April 30, 2017 is as follows:

											Distributions
Affiliated Issuer	Market Value 10/31/16 (000)	Purchases at Cost (000)		Sales Proceeds (000)	Realized Gain (Loss) (000)		Change in Unrealized Appr./(Depr.) (000)		Market Value 4/30/17 (000)		Income (000)			Realized Gains (000)
AB Concentrated Growth Portfolio-Class Z	$1,019	$898		$187	$2		$177		$1,909		$	– 0	–	$6
AB Discovery Value Fund-Class Z	677	154		270	9		50		620			3		17
AB Fixed Income Shares, Inc.- Government STIF Portfolio	361	5,367		5,610	– 0	–	– 0	–	118			– 0	– *	– 0	–
AB Global Real Estate Investment Fund II-Class I	513	402		254	(1)		(35)		625			25		– 0	–
AB High Income Fund, Inc.	9	– 0	–	9	– 0	– *	– 0	–*	– 0	–		– 0	– *	– 0	–
AB Intermediate Bond Portfolio-Class Z	336	178		347	(6)		(2)		159			7		– 0	–*
AB Relative Value Fund-Class Z	3,058	1,192		1,238	26		110		3,148			88		111

*	Amount less than $500.

AB Cap Fund, Inc.

AB Small Cap Growth Portfolio

Portfolio of Investments

April 30, 2017 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 96.6%
Information Technology - 29.3%
Communications Equipment - 1.7%
Arista Networks, Inc. (a)	65,470	$9,142,231
Lumentum Holdings, Inc. (a)	273,260	11,681,865

		20,824,096

Electronic Equipment, Instruments & Components - 1.5%
Coherent, Inc. (a)	83,050	17,905,580

Internet Software & Services - 10.4%
2U, Inc. (a)	356,118	16,167,757
Cimpress NV (a)(b)	164,038	13,464,239
CoStar Group, Inc. (a)	54,858	13,214,744
GrubHub, Inc. (a)(b)	360,530	15,495,580
LogMeIn, Inc.	207,530	23,450,890
Pandora Media, Inc. (a)(b)	713,871	7,745,500
Q2 Holdings, Inc. (a)	365,801	13,955,308
Trade Desk, Inc. (The)-Class A (a)	317,462	11,857,206
Wix.com Ltd. (a)	119,543	9,856,320

		125,207,544

Semiconductors & Semiconductor Equipment - 4.8%
Advanced Energy Industries, Inc. (a)	208,350	15,376,230
Microsemi Corp. (a)	275,400	12,927,276
Monolithic Power Systems, Inc.	127,069	11,626,813
Silicon Laboratories, Inc. (a)	239,622	17,049,105

		56,979,424

Software - 10.9%
Aspen Technology, Inc. (a)	272,463	16,753,750
Blackbaud, Inc.	139,740	11,236,493
Ellie Mae, Inc. (a)	154,340	15,705,638
Guidewire Software, Inc. (a)	132,825	8,167,409
HubSpot, Inc. (a)	202,795	13,597,405
Paylocity Holding Corp. (a)	239,778	9,456,844
Proofpoint, Inc. (a)(b)	207,672	15,652,239
RingCentral, Inc.-Class A (a)	395,685	12,642,136
Take-Two Interactive Software, Inc. (a)	312,003	19,609,389
Ultimate Software Group, Inc. (The) (a)	38,009	7,703,284

		130,524,587

		351,441,231

Health Care - 19.0%
Biotechnology - 7.7%
Adamas Pharmaceuticals, Inc. (a)(b)	282,703	4,630,675
Aimmune Therapeutics, Inc. (a)(b)	255,906	4,974,813
Alder Biopharmaceuticals, Inc. (a)(b)	219,571	4,402,399
Audentes Therapeutics, Inc. (a)	253,715	3,780,353
Avexis, Inc. (a)	36,570	2,943,885
Blueprint Medicines Corp. (a)	153,859	7,166,752

Company	Shares	U.S. $ Value
Clovis Oncology, Inc. (a)	129,110	7,474,178
DBV Technologies SA (Sponsored ADR) (a)	154,774	5,468,165
Loxo Oncology, Inc. (a)	122,233	5,630,052
Neurocrine Biosciences, Inc. (a)	121,970	6,513,198
Otonomy, Inc. (a)	249,253	3,327,528
Prothena Corp. PLC (a)(b)	134,960	7,305,385
Radius Health, Inc. (a)(b)	130,650	5,104,495
Sage Therapeutics, Inc. (a)	96,813	6,873,723
TESARO, Inc. (a)	64,835	9,568,998
Ultragenyx Pharmaceutical, Inc. (a)	108,356	6,977,043

		92,141,642

Health Care Equipment & Supplies - 6.4%
Align Technology, Inc. (a)	113,072	15,221,753
DexCom, Inc. (a)	154,174	12,019,405
Glaukos Corp. (a)	290,327	13,799,242
iRhythm Technologies, Inc. (a)(b)	95,544	3,371,748
Nevro Corp. (a)	176,735	16,651,972
Penumbra, Inc. (a)	192,312	16,433,060

		77,497,180

Health Care Providers & Services - 0.2%
Teladoc, Inc. (a)(b)	97,446	2,416,661

Health Care Technology - 1.1%
Vocera Communications, Inc. (a)	522,584	13,252,730

Life Sciences Tools & Services - 1.1%
ICON PLC (a)	152,372	12,873,910

Pharmaceuticals - 2.5%
Aerie Pharmaceuticals, Inc. (a)	147,565	6,500,238
Akorn, Inc. (a)	276,668	9,254,545
GW Pharmaceuticals PLC (ADR) (a)	42,770	5,078,082
Medicines Co. (The) (a)(b)	200,237	9,875,689

		30,708,554

		228,890,677

Consumer Discretionary - 16.5%
Distributors - 1.1%
Pool Corp.	106,348	12,721,348

Diversified Consumer Services - 3.1%
Bright Horizons Family Solutions, Inc. (a)	255,555	19,452,847
Grand Canyon Education, Inc. (a)	238,400	17,918,144

		37,370,991

Hotels, Restaurants & Leisure - 5.3%
Buffalo Wild Wings, Inc. (a)	86,884	13,688,574
Dave & Buster’s Entertainment, Inc. (a)	236,294	15,125,179
Planet Fitness, Inc.	917,168	19,077,094
Vail Resorts, Inc.	82,800	16,366,248

		64,257,095

Company	Shares	U.S. $ Value
Household Durables - 0.1%
Honest Co. (The) (a)(c)(d)	29,639	1,202,751

Media - 1.6%
IMAX Corp. (a)	503,390	15,353,395
National CineMedia, Inc.	278,206	3,302,305

		18,655,700

Multiline Retail - 1.3%
Ollie’s Bargain Outlet Holdings, Inc. (a)	423,235	16,209,900

Specialty Retail - 4.0%
Five Below, Inc. (a)	399,652	19,630,906
Lithia Motors, Inc.-Class A	179,233	17,125,713
Tile Shop Holdings, Inc.	538,278	11,492,236

		48,248,855

		198,666,640

Industrials - 16.4%
Aerospace & Defense - 1.9%
Hexcel Corp.	252,155	13,049,021
Mercury Systems, Inc. (a)	251,584	9,404,210

		22,453,231

Commercial Services & Supplies - 1.3%
Advanced Disposal Services, Inc. (a)	230,902	5,490,850
Tetra Tech, Inc.	235,320	10,342,314

		15,833,164

Construction & Engineering - 1.3%
Dycom Industries, Inc. (a)	148,574	15,698,329

Industrial Conglomerates - 1.1%
Carlisle Cos., Inc.	129,890	13,169,547

Machinery - 8.1%
Astec Industries, Inc.	184,860	11,710,881
IDEX Corp.	135,876	14,234,370
John Bean Technologies Corp.	142,050	12,592,732
Kennametal, Inc.	140,210	5,829,932
Lincoln Electric Holdings, Inc.	152,453	13,572,891
Middleby Corp. (The) (a)	86,747	11,808,869
Nordson Corp.	114,660	14,355,432
RBC Bearings, Inc. (a)	130,558	13,094,967

		97,200,074

Road & Rail - 1.0%
Genesee & Wyoming, Inc.-Class A (a)	177,153	12,003,887

Company	Shares	U.S. $ Value
Trading Companies & Distributors - 1.7%
H&E Equipment Services, Inc.	557,590	11,776,301
SiteOne Landscape Supply, Inc. (a)	179,303	8,572,476

		20,348,777

		196,707,009

Financials - 6.5%
Banks - 4.1%
Signature Bank/New York NY (a)	73,994	10,244,469
Sterling Bancorp/DE	497,876	11,575,617
SVB Financial Group (a)	76,442	13,449,206
Western Alliance Bancorp (a)	305,503	14,633,594

		49,902,886

Capital Markets - 2.4%
Hamilton Lane, Inc.-Class A (a)	276,984	5,185,141
Houlihan Lokey, Inc.	380,597	12,765,223
Stifel Financial Corp. (a)	214,897	10,502,016

		28,452,380

		78,355,266

Consumer Staples - 3.3%
Food & Staples Retailing - 0.8%
Chefs’ Warehouse, Inc. (The) (a)	674,397	9,205,519

Food Products - 1.5%
AdvancePierre Foods Holdings, Inc.	151,081	6,136,910
Freshpet, Inc. (a)(b)	1,052,049	12,361,576

		18,498,486

Personal Products - 1.0%
elf Beauty, Inc. (a)(b)	441,136	12,020,956

		39,724,961

Materials - 2.5%
Chemicals - 1.3%
PolyOne Corp.	390,135	15,297,193

Construction Materials - 1.2%
Summit Materials, Inc.-Class A (a)	555,288	14,248,690

		29,545,883

Energy - 2.3%
Energy Equipment & Services - 1.5%
Forum Energy Technologies, Inc. (a)	512,223	8,656,569
Oil States International, Inc. (a)	313,528	9,327,458

		17,984,027

Oil, Gas & Consumable Fuels - 0.8%
Matador Resources Co. (a)	431,095	9,346,139

		27,330,166

Company	Shares	U.S. $ Value
Telecommunication Services - 0.8%
Diversified Telecommunication Services - 0.8%
Vonage Holdings Corp. (a)	1,437,680	9,646,833

Total Common Stocks (cost $847,578,432)		1,160,308,666

INVESTMENT COMPANIES - 1.0%
Funds and Investment Trusts - 1.0% (e)
iShares Russell 2000 Growth ETF (b) (cost $10,834,269)	70,700	11,644,997

SHORT-TERM INVESTMENTS - 1.9%
Investment Companies - 1.9%
AB Fixed Income Shares, Inc.-Government Money Market Portfolio-Class AB, 0.57% (e)(f) (cost $23,487,809)	23,487,809	23,487,809

Total Investments Before Security Lending Collateral for Securities Loaned - 99.5% (cost $881,900,510)		1,195,441,472

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED - 6.4%
Investment Companies - 6.4%
AB Fixed Income Shares, Inc.-Government Money Market Portfolio-Class AB, 0.57% (e)(f) (cost $76,791,679)	76,791,679	76,791,679

Total Investments - 105.9% (cost $958,692,189) (g)		1,272,233,151
Other assets less liabilities - (5.9)%		(71,160,323)

Net Assets - 100.0%		$1,201,072,828

(a)	Non-income producing security.
(b)	Represents entire or partial securities out on loan.
(c)	Fair valued by the Adviser.
(d)	Illiquid security.
(e)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.
(f)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(g)	As of April 30, 2017, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $325,233,293 and gross unrealized depreciation of investments was $(11,692,331), resulting in net unrealized appreciation of $313,540,962.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Glossary:

ADR	-	American Depositary Receipt
ETF	-	Exchange Traded Fund

AB Cap Fund, Inc.

AB Small Cap Growth Portfolio

April 30, 2017 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of April 30, 2017:

Investments in Securities:	Level 1		Level 2			Level 3		Total
Assets:
Common Stocks	$1,159,105,915		$	– 0	–	$1,202,751		$1,160,308,666
Investment Companies	11,644,997			– 0	–	– 0	–	11,644,997
Short-Term Investments	23,487,809			– 0	–	– 0	–	23,487,809
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	76,791,679			– 0	–	– 0	–	76,791,679

Total Investments in Securities	1,271,030,400			– 0	–	1,202,751		1,272,233,151
Other Financial Instruments (a)	– 0	–		– 0	–	– 0	–	– 0	–

Total (b)	$1,271,030,400		$	– 0	–	$1,202,751		$1,272,233,151

(a)	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument.
(b)	There were no transfers between any levels during the reporting period.

The Fund recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Common Stocks		Total
Balance as of 7/31/16	$1,211,049		$1,211,049
Accrued discounts/(premiums)	– 0	–	– 0	–
Realized gain (loss)	– 0	–	– 0	–
Change in unrealized appreciation/depreciation	(8,298)		(8,298)
Purchases	– 0	–	– 0	–
Sales	– 0	–	– 0	–
Transfers in to Level 3	– 0	–	– 0	–
Transfers out of Level 3	– 0	–	– 0	–

Balance as of 4/30/17	$1,202,751		$1,202,751

Net change in unrealized appreciation/depreciation from investments held as of 4/30/17	$(8,298)		$(8,298)

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Fund. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and any third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily comparison of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

A summary of the Fund’s transactions in shares of the AB Fixed Income Shares, Inc. - Government Money Market Portfolio for the nine months ended April 30, 2017 is as follows:

Market Value 7/31/16 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 4/30/17 (000)	Dividend Income (000)
$29,052	$244,677	$250,241	$23,488	$46

A summary of the Fund’s investments of cash collateral for securities lending transactions in shares of the AB Fixed Income Shares, Inc. - Government Money Market Portfolio for the nine months ended April 30, 2017 is as follows:

Market Value 7/31/16 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 4/30/17 (000)	Dividend Income (000)
$197,326	$570,954	$691,488	$76,792	$258

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the second fiscal quarter of the period that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

3 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AB Cap Fund, Inc.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	June 22, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	June 22, 2017

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	June 22, 2017